Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 35,754,114
Assets at end of period	35,634,696	€ 35,754,114
Liabilities at beginning of period	20,304,935
Liabilities at end of period	20,200,128	20,304,935
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	42,793	50,679
Increase	4,408	2,804
Gain / loss recognised in profit or loss	2,488	(13,968)
Foreign currency translation and other changes	446	3,278
Assets at end of period	50,135	42,793
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	37,846	47,690
Increase	1,181	46
Decrease	(3,299)	(6,499)
Gain / loss recognized in profit or loss	(1,788)	(3,904)
Foreign currency translation and other changes	110	513
Liabilities at end of period	34,050	37,846
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	1,468,517	992,423
Increase	20,756	646,271
Decrease	(38,464)	(7,026)
Gain / loss recognized in equity	(47,336)	(180,431)
Foreign currency translation and other changes	4,151	17,280
Liabilities at end of period	€ 1,407,624	€ 1,468,517
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 103,724
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%